COVER	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document type	20-F
Document registration statement	false
Document annual report	true
Document period end date	Dec. 31, 2022
Current fiscal year end date	--12-31
Document transition report	false
Document shell company report	false
Entity file number	001-15246
Entity registrant name	LLOYDS BANKING GROUP plc
Entity address, address line one	25 Gresham Street
Entity address, city or town	London
Entity address, postal zip code	EC2V 7HN
Entity address, country	GB
Security reporting obligation	15(d)
Entity well-known seasoned issuer	Yes
Entity voluntary filers	No
Entity current reporting status	Yes
Entity interactive data current	Yes
Entity filer category	Large Accelerated Filer
Entity emerging growth company	false
ICFR auditor attestation flag	true
Document accounting standard	International Financial Reporting Standards
Entity shell company	false
Amendment flag	false
Entity central index key	0001160106
Document fiscal year focus	2022
Document fiscal period focus	FY
Entity Incorporation, state or country code	X0
Ordinary shares, nominal value 10 pence each
Document Information [Line Items]
Entity common stock, shares outstanding (in shares)	67,287,852,204
Preference shares, nominal value 25 pence each
Document Information [Line Items]
Entity common stock, shares outstanding (in shares)	343,414,648
Preference shares, nominal value 25 cents each
Document Information [Line Items]
Entity common stock, shares outstanding (in shares)	86,617
Preference shares, nominal value 25 Euro cents each
Document Information [Line Items]
Entity common stock, shares outstanding (in shares)	0
Ordinary shares of nominal value 10 pence each, represented by American Depositary Shares | The New York Stock Exchange
Document Information [Line Items]
Title of 12(b) security	Ordinary shares of nominal value 10 pence each, represented by American Depositary Shares
Security exchange name	NYSE
$1,500,000,000 4.344% Subordinated Securities due in 2048 | The New York Stock Exchange
Document Information [Line Items]
Title of 12(b) security	$1,500,000,000 4.344% Subordinated Securities due in 2048
Trading symbol	LYG48A
Security exchange name	NYSE
$1,175,176,000 3.369% Subordinated Notes due 2046 | The New York Stock Exchange
Document Information [Line Items]
Title of 12(b) security	$1,175,176,000 3.369% Subordinated Notes due 2046
Trading symbol	LYG46
Security exchange name	NYSE
$824,033,000 5.300% Subordinated Securities due 2045. | The New York Stock Exchange
Document Information [Line Items]
Title of 12(b) security	$824,033,000 5.300% Subordinated Securities due 2045.
Trading symbol	LYG45
Security exchange name	NYSE
$1,000,000.000 7.953% Fixed Rate Reset Subordinated Debt Securities due 2033 | The New York Stock Exchange
Document Information [Line Items]
Title of 12(b) security	$1,000,000.000 7.953% Fixed Rate Reset Subordinated Debt Securities due 2033
Trading symbol	LYG33A
Security exchange name	NYSE
$1,250,000,000 4.976% Senior Callable Fixed-to-Fixed Rate Notes due 2033 | The New York Stock Exchange
Document Information [Line Items]
Title of 12(b) security	$1,250,000,000 4.976% Senior Callable Fixed-to-Fixed Rate Notes due 2033
Trading symbol	LYG33
Security exchange name	NYSE
£500,000,000 1.985% Subordinated Notes due 2031 | The New York Stock Exchange
Document Information [Line Items]
Title of 12(b) security	£500,000,000 1.985% Subordinated Notes due 2031
Trading symbol	LYG31
Security exchange name	NYSE
$1,000,000,000 3.750% Senior Callable Fixed-to-Fixed Rate Notes due 2028 | The New York Stock Exchange
Document Information [Line Items]
Title of 12(b) security	$1,000,000,000 3.750% Senior Callable Fixed-to-Fixed Rate Notes due 2028
Trading symbol	LYG28D
Security exchange name	NYSE
$1,250,000,000 4.550% Senior Notes due 2028 | The New York Stock Exchange
Document Information [Line Items]
Title of 12(b) security	$1,250,000,000 4.550% Senior Notes due 2028
Trading symbol	LYG28C
Security exchange name	NYSE
$1,250,000,000 4.550% Senior Notes due 2028 | The New York Stock Exchange
Document Information [Line Items]
Title of 12(b) security	$1,500,000,000 4.375% Senior Notes due 2028
Trading symbol	LYG28B
Security exchange name	NYSE
$1,750,000,000 3.574% Senior Notes due in 2028 (callable in 2027) | The New York Stock Exchange
Document Information [Line Items]
Title of 12(b) security	$1,750,000,000 3.574% Senior Notes due in 2028 (callable in 2027)
Trading symbol	LYG28A
Security exchange name	NYSE
$1,000,000,000 1.627% Senior Notes due 2027 | The New York Stock Exchange
Document Information [Line Items]
Title of 12(b) security	$1,000,000,000 1.627% Senior Notes due 2027
Trading symbol	LYG27A
Security exchange name	NYSE
$1,250,000,000 3.750% Senior Notes due 2027 | The New York Stock Exchange
Document Information [Line Items]
Title of 12(b) security	$1,250,000,000 3.750% Senior Notes due 2027
Trading symbol	LYG27
Security exchange name	NYSE
4.716% Senior Callable Fixed-to-Fixed Rate Notes due 2026 | The New York Stock Exchange
Document Information [Line Items]
Title of 12(b) security	$1,250,000,000 4.716% Senior Callable Fixed-to-Fixed Rate Notes due 2026
Trading symbol	LYG26C
Security exchange name	NYSE
3.511% Senior Callable Fixed-to-Fixed Rate Notes due 2026 | The New York Stock Exchange
Document Information [Line Items]
Title of 12(b) security	$1,000,000,000 3.511% Senior Callable Fixed-to-Fixed Rate Notes due 2026
Trading symbol	LYG26B
Security exchange name	NYSE
$1,000,000,000 2.438% Senior Notes due 2026 | The New York Stock Exchange
Document Information [Line Items]
Title of 12(b) security	$1,000,000,000 2.438% Senior Notes due 2026
Trading symbol	LYG26A
Security exchange name	NYSE
$1,500,000,000 4.650% Subordinated Securities due 2026. | The New York Stock Exchange
Document Information [Line Items]
Title of 12(b) security	$1,500,000,000 4.650% Subordinated Securities due 2026.
Trading symbol	LYG26
Security exchange name	NYSE
$1,500,000,000 3.870% Senior Notes due 2025 | The New York Stock Exchange
Document Information [Line Items]
Title of 12(b) security	$1,500,000,000 3.870% Senior Notes due 2025
Trading symbol	LYG25B
Security exchange name	NYSE
$1,500,000,000 4.450% Senior Notes due 2025 | The New York Stock Exchange
Document Information [Line Items]
Title of 12(b) security	$1,500,000,000 4.450% Senior Notes due 2025
Trading symbol	LYG25A
Security exchange name	NYSE
$1,327,685,000 4.582% Subordinated Securities due 2025 | The New York Stock Exchange
Document Information [Line Items]
Title of 12(b) security	$1,327,685,000 4.582% Subordinated Securities due 2025
Trading symbol	LYG25
Security exchange name	NYSE
$1,250,000,000 3.500% Senior Notes due 2025 | The New York Stock Exchange
Document Information [Line Items]
Title of 12(b) security	$1,250,000,000 3.500% Senior Notes due 2025
Trading symbol	LYG/25
Security exchange name	NYSE
$1,000,000,000 0.695% Senior Notes due 2024 | The New York Stock Exchange
Document Information [Line Items]
Title of 12(b) security	$1,000,000,000 0.695% Senior Notes due 2024
Trading symbol	LYG24B
Security exchange name	NYSE
$1,000,000,000 3.900% Senior Notes due 2024 | The New York Stock Exchange
Document Information [Line Items]
Title of 12(b) security	$1,000,000,000 3.900% Senior Notes due 2024
Trading symbol	LYG24A
Security exchange name	NYSE
$1,000,000,000 4.500% Subordinated Securities due 2024 | The New York Stock Exchange
Document Information [Line Items]
Title of 12(b) security	$1,000,000,000 4.500% Subordinated Securities due 2024
Trading symbol	LYG24
Security exchange name	NYSE
$1,750,000,000 4.050% Senior Notes due 2023 | The New York Stock Exchange
Document Information [Line Items]
Title of 12(b) security	$1,750,000,000 4.050% Senior Notes due 2023
Trading symbol	LYG23A
Security exchange name	NYSE
Business contact
Document Information [Line Items]
Entity address, address line one	25 Gresham Street
Entity address, city or town	London
Entity address, postal zip code	EC2V 7HN
Entity address, country	GB
Contact personnel name	Kate Cheetham
City area code	44
Local phone number	(0) 20 7356 2104
Contact personnel fax number	+44 (0) 20 7356 1808